Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information [Abstract]
Segment Reporting Disclosure [Text Block]
Segment and Geographic Information
The Company’s business segments are based on the products that the Company offers and the markets that it serves. At December 31, 2015, the Company had two reportable segments: Epoxy, Phenolic and Coating Resins and Forest Products Resins. A summary of the major products of the Company’s reportable segments follows:

•
Epoxy, Phenolic and Coating Resins: epoxy specialty resins, phenolic encapsulated substrates, versatic acids and derivatives, basic epoxy resins and intermediates, phenolic specialty resins and molding compounds, polyester resins, acrylic resins and vinylic resins

•	Forest Products Resins: forest products resins and formaldehyde applications

Reportable Segments
Following are net sales and Segment EBITDA (earnings before interest, income taxes, depreciation and amortization) by reportable segment. Segment EBITDA is defined as EBITDA adjusted for certain non-cash items and other income and expenses. Segment EBITDA is the primary performance measure used by the Company’s senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. Corporate and Other is primarily corporate general and administrative expenses that are not allocated to the segments, such as shared service and administrative functions, foreign exchange gains and losses and legacy company costs not allocated to continuing segments.
Beginning in 2015, the Company has modified the components of Corporate and Other to include certain shared service and administrative functional costs that were previously allocated to the reportable segments. Accordingly, for comparative purposes, the Company has recasted its Segment EBITDA results to include these costs within Corporate and Other for all prior periods presented.
Net Sales(1):

	Year Ended December 31,
	2015	2014	2013
Epoxy, Phenolic and Coating Resins	$2,589	$3,277	$3,126
Forest Products Resins	1,551	1,860	1,764
Total	$4,140	$5,137	$4,890

Segment EBITDA:

	Year Ended December 31,
	2015	2014	2013
Epoxy, Phenolic and Coating Resins(2)	$307	$290	$279
Forest Products Resins(3)	233	255	235
Corporate and Other	(74)	(83)	(68)
Total	$466	$462	$446

 Depreciation and Amortization Expense:

	Year Ended December 31,
	2015	2014	2013
Epoxy, Phenolic and Coating Resins	$96	$101	$105
Forest Products Resins	35	36	37
Corporate and Other	6	7	6
Total	$137	$144	$148
Total Assets:

	As of December 31,
	2015	2014
Epoxy, Phenolic and Coating Resins	$1,320	$1,531
Forest Products Resins	807	857
Corporate and Other	255	229
Total	$2,382	$2,617

Capital Expenditures(4):

	Year Ended December 31,
	2015	2014	2013
Epoxy, Phenolic and Coating Resins	$71	$94	$86
Forest Products Resins	106	85	52
Corporate and Other	2	4	7
Total	$179	$183	$145

(1)	Intersegment sales are not significant and, as such, are eliminated within the selling segment.

(2)
Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $17, $19 and $16 for the years ended December 31, 2015, 2014 and 2013, respectively.

(3)
Included in the Forest Products Resins Segment EBITDA are “(Losses) earnings from unconsolidated entities, net of taxes” of less than $(1), $1 and $1 for the years ended December 31, 2015, 2014 and 2013, respectively.

(4)	Includes capitalized interest costs that are incurred during the construction of property and equipment.
Reconciliation of Segment EBITDA to Net Loss:

	Year Ended December 31,
	2015	2014	2013
Segment EBITDA:
Epoxy, Phenolic and Coating Resins	$307	$290	$279
Forest Products Resins	233	255	235
Corporate and Other	(74)	(83)	(68)
Total	$466	$462	$446

Reconciliation:
Items not included in Segment EBITDA:
Asset impairments	$(6)	$(5)	$(181)
Business realignment costs	(16)	(47)	(21)
Integration costs	—	—	(10)
Realized and unrealized foreign currency losses	(10)	(32)	(2)
Gain (loss) on extinguishment of debt	41	—	(6)
Unrealized gains (losses) on pension and OPEB plan liabilities	13	(102)	68
Other	(31)	(25)	(35)
Total adjustments	(9)	(211)	(187)
Interest expense, net	(326)	(308)	(303)
Income tax expense	(34)	(22)	(379)
Depreciation and amortization	(137)	(144)	(148)
Net loss attributable to Hexion Inc.	(40)	(223)	(571)
Net income (loss) attributable to noncontrolling interest	1	(1)	(1)
Net loss	$(39)	$(224)	$(572)

Items Not Included in Segment EBITDA
Not included in Segment EBITDA are certain non-cash items and other income and expenses. For 2015, these other items primarily include expenses from retention programs, certain professional fees and management fees, partially offset by gains on the disposal of assets and a gain on a step acquisition. For 2014, these items primarily included expenses from retention programs, partially offset by gains on the disposal of assets. For 2013, these items primarily included expenses from retention programs, stock-based compensation expense, and transaction costs.
Business realignment costs for 2015 primarily include costs related to certain in-process cost reduction programs. Business realignment costs for 2014 primarily included expenses from the Company’s newly implemented restructuring and cost optimization programs, as well as costs for environmental remediation at certain formerly owned locations. Business realignment costs for 2013 primarily included expenses from minor headcount reduction programs and costs for environmental remediation at certain formerly owned locations. Integration costs related primarily to the prior integration of Hexion and MPM.

Geographic Information
Net Sales(1):

	Year Ended December 31,
	2015	2014	2013
United States	$1,663	$2,189	$2,109
Netherlands	698	856	887
Canada	344	429	357
China	331	245	149
Brazil	224	258	248
Germany	205	282	280
Other international	675	878	860
Total	$4,140	$5,137	$4,890

(1)	Sales are attributed to the country in which the individual business locations reside.
Long-Lived Assets:

	As of December 31,
	2015	2014
United States	$673	$653
Netherlands	130	155
Germany	88	103
Other international	347	344
Total	$1,238	$1,255